                                      OPPENHEIMER GLOBAL GROWTH & INCOME FUND
                                     Supplement dated February 1, 2002 to the
                                         Prospectus dated January 28, 2002

The  Prospectus is changed by adding the following  section in "About Your Account - How to Buy Shares"  before the sub-section entitled "How Can You Buy Class A Shares?":

         In  addition  to paying the dealer the regular  sales  concessions  for sales of Class A, Class B and Class C shares  described in the Prospectus,  the Distributor  will pay a special  concession to A.G.  Edwards & Sons,  Inc.  ("AGE") on purchase  orders for shares of the Fund submitted from
         February 1, 2002,  through April 15, 2002 (the  concession  period),  for  Individual  Retirement
         Accounts  for which AGE is the dealer of record,  including  OppenheimerFunds-sponsored  IRAs and
         AGE  prototype  IRAs.  The  concession  applies  to  qualifying  purchases  of shares  during the concession  period to establish new IRAs as well as to make additional  contributions to existing
         IRAs.  The  special  concession  does not apply to  purchases  intended  but not yet made under a
         Letter of Intent or to  purchases  made with the  proceeds of a  redemption  or exchange  from an account(s)  in  one  or  more  of  the  Oppenheimer  funds.  During  the  concession  period  the
         Distributor  will reallow to AGE the full  commission on  qualifying  purchases of Class A shares and will advance to AGE from the  Distributor's  own resources an additional  0.50% on qualifying sales of Class B shares and 0.25% on qualifying sales of Class C shares.

February 1, 2002                                                                                PS0215.024

Oppenheimer Global Growth & Income Fund

Prospectus dated January 28, 2002

                                                                Oppenheimer Global Growth & Income Fund is a
                                                       mutual fund that seeks capital appreciation consistent
                                                       with the preservation of principal, while providing
                                                       current income. It invests in equity and debt securities
                                                       of U.S. and foreign issuers.
                                                                This Prospectus contains important information
                                                       about the Fund's objective, its investment policies,
                                                       strategies and risks. It also contains important
                                                       information about how to buy and sell shares of the Fund
                                                       and other account features. Please read this Prospectus
                                                       carefully before you invest and keep it for future
                                                       reference about your account.

As with all mutual funds, the
Securities and Exchange
Commission has not approved
or disapproved the Fund's securities nor has it
determined that this Prospectus is accurate or
complete.
It is a criminal offense to represent otherwise.

(OppenheimerFunds logo)

CONTENTS

                  ABOUT THE FUND
-----------------------------------------------------

                  The  Fund's  Investment   Objective
and Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Performance

                  Fees and Expenses of the Fund

                  About the Fund's Investments

                  How the Fund is Managed

                  ABOUT YOUR ACCOUNT
-----------------------------------------------------

                  How to Buy Shares
                  Class A Shares
                  Class B Shares
                  Class C Shares
                  Class N Shares
                  Class Y Shares
                  Special Investor Services
                  AccountLink
                  PhoneLink
                  OppenheimerFunds Internet Website
                  Retirement Plans

                  How to Sell Shares
                  By Mail
                  By Telephone

                  How to Exchange Shares

                  Shareholder   Account   Rules   and
Policies

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?  The Fund
seeks capital appreciation consistent with
preservation of principal, while providing current
income.

WHAT DOES THE FUND MAINLY INVEST IN?  The Fund
invests mainly in equity and debt securities of
issuers in the U.S. and foreign countries. Currently
the Fund emphasizes investments in stocks, but the
relative emphasis on stocks and debt securities in
its portfolio changes over time depending on
relative opportunities for growth and income. The
Fund can invest in any country, including developed
or emerging markets, but currently emphasizes
investments in developed markets, such as the U.S.,
Canada, and Western Europe.  As a fundamental
policy, the Fund will normally invest in at least
four countries (including the United States).

         The Fund's investments in debt securities
include securities issued by the U.S. and foreign
governments and corporations.  The Fund can invest
in securities of corporate issuers in all
capitalization ranges, including small-cap
companies.  These investments are more fully
explained in "About the Fund's Investments," below.

HOW DOES THE PORTFOLIO MANAGER DECIDE WHAT
SECURITIES TO BUY OR SELL?  In selecting securities
for the Fund, the Fund's portfolio manager looks
primarily for companies with high growth potential
in the U.S. and foreign markets that he believes
have reasonably priced stocks in relation to overall
stock market valuations. Currently the portfolio
manager looks for:

o        Companies of different capitalization
              ranges,
o        Stocks to provide growth opportunities and
              bonds to help moderate portfolio
              volatility,
o        Companies in industries with substantial
              barriers to new competition, such as
              high start-up costs, that may have
              competitive advantages over
              established companies in those
              industries.

         In applying these and other selection
criteria, the portfolio manager considers the effect
of worldwide trends on the growth of various
business sectors, and looks for companies that may
benefit from global trends.  The trends, or "global
themes," currently considered include development of
new technologies, corporate restructuring, the
growth of mass affluence and demographic changes.
The portfolio manager does not invest a fixed amount
of the Fund's assets according to these themes, and
this strategy and the themes that are considered may
change over time.

WHO IS THE FUND DESIGNED FOR? The Fund is designed
primarily for investors seeking capital growth in
their investment over the long term with the
opportunity for some current income, from a fund
that normally has substantial foreign investments.
Those investors should be willing to assume the
risks of short-term share price fluctuations that
are typical for a fund focusing on stock investments
and foreign securities. The Fund's income level will
fluctuate, so it is not designed for investors
needing an assured level of current income.  Because
of its focus on long-term growth, the Fund may be
appropriate for some portion of a retirement plan
investment for investors with a high-risk tolerance,
but is not a complete investment program.

Main Risks of Investing in the Fund

         All investments carry risks to some
degree.  The Fund's investments are subject to
changes in their value from a number of factors,
described below. There is also the risk that poor
security selection by the Fund's investment Manager,
OppenheimerFunds, Inc., will cause the Fund to
underperform other funds having a similar objective.

RISKS OF INVESTING IN STOCKS. Stocks fluctuate in
price, and their short-term volatility at times may
be great. Because the Fund currently invests
primarily in common stocks, the value of the Fund's
portfolio will be affected by changes in the stock
markets. Market risk will affect the Fund's net
asset values per share, which will fluctuate as the
values of the Fund's portfolio securities change.  A
variety of factors can affect the price of a
particular stock and the prices of individual stocks
do not all move in the same direction uniformly or
at the same time. Different stock markets may behave
differently from each other. Other factors can
affect a particular stock's price, such as poor
earnings reports by the issuer, loss of major
customers, major litigation against the issuer, or
changes in government regulations affecting the
issuer.

o        Industry Focus.  At times the Fund may
     increase the relative emphasis of its
     investments in a particular industry. Stocks of
     issuers in a particular industry may be
     affected by changes in economic conditions,
     government regulations, availability of basic
     resources or supplies, or other events that
     affect that industry more than others. To the
     extent that the Fund has greater emphasis on
     investments in a particular industry  using its
     "global themes" strategy, its share values may
     fluctuate in response to events affecting that
     industry.

o        Special Risks of Small-Cap Stocks.  The
     Fund can invest in securities of large and
     medium-size companies, but also invests in
     small-cap companies. While small-cap companies
     (currently, those having a market
     capitalization less than $2.5 billion) may
     offer greater opportunities for capital
     appreciation than larger, more-established
     companies, they have greater risks of loss and
     price volatility.  Their stocks may be less
     liquid, which means the Fund could have greater
     difficulty selling them at an acceptable price,
     especially in periods of market volatility.

RISKS OF FOREIGN INVESTING. While foreign securities
offer special investment opportunities, there are
also special risks.  The change in value of a
foreign currency against the U.S. dollar will result
in a change in the U.S. dollar value of securities
denominated in that foreign currency.  Foreign
issuers are not subject to the same accounting and
disclosure requirements that U.S. companies are
subject to. The value of foreign investments may be
affected by exchange control regulations,
expropriation or nationalization of a company's
assets, foreign taxes, delays in settlement of
transactions, changes in governmental economic or
monetary policy in the U.S. or abroad, or other
political and economic factors. These risks could
cause the prices of foreign stocks to fall and could
therefore depress the Fund's share prices.

CREDIT RISK. Debt securities are subject to credit
risk.  Credit risk is the risk that the issuer of a
security might not make interest and principal
payments on the security as they become due. If the
issuer fails to pay interest, the Fund's income
might be reduced, and if the issuer fails to pay
principal, the value of that bond and of the Fund's
shares might fall.  A downgrade in an issuer's
credit rating or other adverse news about an issuer
can reduce the market value of that issuer's
securities.

INTEREST RATE RISKS. The values of debt securities
are subject to change when prevailing interest rates
change.  When interest rates fall, the values of
already-issued debt securities generally rise.  When
interest rates rise, the values of already-issued
debt securities generally fall. The magnitude of
these fluctuations will often be greater for debt
securities having longer maturities than for
shorter-term debt securities. Securities that have
been "stripped" of their interest coupons are very
sensitive to interest rate changes.  The Fund's
share prices can go up or down when interest rates
change because of the effect of the changes on the
value of the Fund's investments in debt securities.

HOW RISKY IS THE FUND OVERALL? The risks described
above collectively form the overall risk profile of
the Fund, and can affect the value of the Fund's
investments, its investment performance and its
price per share. Particular investments and
investment strategies also have risks. These risks
mean that you can lose money by investing in the
Fund. When you redeem your shares, they may be worth
more or less than what you paid for them. There is
no assurance that the Fund will achieve its
investment objective. In the short term, domestic
and foreign stock markets can be volatile, and the
price of the Fund's shares can go up and down
substantially. The Fund's income-oriented
investments may help cushion the Fund's total return
from changes in stock prices, but debt securities
have their own risks and are not the primary focus
                                ---------------------------- ---------------------------- ----------------------------
of the Fund. In the OppenheimerFunds spectrum, the

Fund generally may be less volatile than 10nYears      ---------------------------------------------------------                                                         5 Years
focusing on investments in emerg(or lifeeof class, if less)                     1 Year                                                                         (or life of class, if less)
small-cap stock funds, but the Fund has greater                       (or life of class, if less)
risks than funds that focus solely on large-cap
domestic stocks or investment-grade bonds.

An investment in the Fund is not a deposit of any
bank and is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other
government agency.

The Fund's Performance

         The bar chart and table below show one
measure of the risks of investing in the Fund, by
showing changes in the Fund's performance (for its
Class A shares) from year to year for the full
calendar years since the Fund's inception and by
showing how the average annual total returns of the
Fund's shares compare to those of two broad-based
market indices. The Fund's past investment
performance is not necessarily an indication of how
the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each
year)

[See appendix to prospectus for data in bar chart
showing annual total returns]

Sales charges are not included in the calculations
of return in this bar chart, and if those charges
were included, the returns would be less than those
shown.

During the period shown in the bar chart, the
highest return (not annualized) for a calendar
quarter was 32.45%  (4Q'99) and the lowest return
(not annualized) for a calendar quarter was -24.98%
(3Q'01).

Average  Annual Total  Returns for the periods  ended
December 31, 2001

                                ---------------------------- ---------------------------- ----------------------------
                                ---------------------------- ---------------------------- ----------------------------

Class A Shares                            13.16%                                -21.13%                                                                                  15.32%
(inception 10/22/90)

                                ---------------------------- ---------------------------- ----------------------------
                                ---------------------------- ---------------------------- ----------------------------

MSCI World Index                           8.52%                                -16.52%                                                                                   5.74%

                                ---------------------------- ---------------------------- ----------------------------
                                ---------------------------- ---------------------------- ----------------------------

Lehman Brothers
Aggregate Bond Index                       7.23%                                 8.44%                                                                                    7.43%

                                ---------------------------- ---------------------------- ----------------------------
                                ---------------------------- ---------------------------- ----------------------------

Class B Shares                            15.98%                                -21.08%                                                                                  15.59%
(inception 10/10/95)

                                ---------------------------- ---------------------------- ----------------------------
                                ---------------------------- ---------------------------- ----------------------------

Class C Shares                            13.73%                                -17.79%                                                                                  15.82%
(inception 12/1/93)

                                ---------------------------- ---------------------------- ----------------------------
                                ---------------------------- ---------------------------- ----------------------------

Class N Shares                              N/A                                 -11.23%                                                                                    N/A
(inception 3/1/01)

                                ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Class Y Shares                            -20.13%                        N/A                          N/A
(inception 2/1/01)

------------------------------- ---------------------------- ---------------------------- ----------------------------

The Fund's average annual total returns include the applicable sales charge: for Class A, the current maximum initial sales charge of 5.75%; for Class B, the applicable contingent deferred sales charges of 5% (1-year) and 2%
(5-years); and for Class C and Class N, the 1% contingent deferred sales charge for the 1-year period.  Because
Class B shares convert to Class A shares 72 months after purchase, Class B "life of class" performance does not include any contingent deferred sales charge and uses Class A performance for the period after conversion.  There is no sales charge for Class Y. Total returns for Class N and Class Y are cumulative and are not annualized.

The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The Fund's performance for Class A shares is compared to the Morgan Stanley Capital International World Index, an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the U.S., and to the Lehman Brothers Aggregate Bond Index, an unmanaged index of U.S.
Treasury and government agency securities, investment-grade corporate bonds and mortgage-backed securities. The index performance reflects the reinvestment of income but does not consider the effects of transaction costs. Also, the Fund's investments vary from those in the indices.

Fees and Expenses of the Fund

         The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The numbers below are based on the Fund's expenses during its fiscal year ended September 30, 2001.

-------------------------------------------------- ----------------------------------------------------------------

                                       Class A        Class B        Class C        Class N        Class Y
                                       Shares         Shares         Shares         Shares         Shares

-------------------------------------------------- -----------------------------------------------------------
----------------------------------- -------------- -------------- -------------- -------------- -------------------

Maximum Sales Charge (Load) on
purchases                               5.75%          None           None           None           None
(as % of offering price)

-------------------------------------------------- -----------------------------------------------------------
-------------------------------------------------- ----------------------------------------------------------------

Maximum Deferred Sales Charge
(Load) (as % of the lower of the
original offering price or              None1           5%2            1%3            1%4           None
redemption proceeds)

----------------------------------- -------------- -------------- -------------- -------------- --------------
  -------------------------------- --------------- --------------- -------------- ---------------- ----------------

  Redemption Fee (as a
  percentage of total redemption       2.00%           2.00%           2.00%           2.00%            2.00%
  proceeds)5

  -------------------------------- --------------- --------------- -------------- ---------------- ----------------

   1. A contingent deferred sales charge may apply to redemptions of investments of $1 million or   more ($500,000
   for retirement plan accounts) of Class A shares. See "How to Buy Shares" for   details.
                    2. Applies to redemptions  in first year after  purchase.  The  contingent  deferred sales charge declines  to 1% in the sixth year and is eliminated after that.
   3. Applies to shares redeemed within 12 months of purchase.
   4. Applies to shares redeemed within 18 months of retirement plan's first purchase.
   5.The redemption fee applies to the proceeds of Fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase.  See "How to Sell Shares" for more information on when the redemption fee will apply.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

--------------------------------------- ------------ ---------------- -------------- ------------- --------------
                                          Class A    Class B Shares      Class C       Class N        Class Y
                                          Shares                         Shares         Shares        Shares
--------------------------------------- ------------ ---------------- -------------- ------------- --------------
--------------------------------------- ------------ ---------------- -------------- ------------- --------------

Management Fees                            0.71%          0.71%           0.71%         0.71%          0.71%

--------------------------------------- ------------ ---------------- -------------- ------------- --------------
--------------------------------------- ------------ ---------------- -------------- ------------- --------------

Distribution  and/or  Service  (12b-1)     0.25%          1.00%           1.00%         0.50%          None
Fees

--------------------------------------- ------------ ---------------- -------------- ------------- --------------
--------------------------------------- ------------ ---------------- -------------- ------------- --------------

Other Expenses                             0.26%          0.26%           0.26%         0.37%          0.37%

--------------------------------------- ------------ ---------------- -------------- ------------- --------------
--------------------------------------- ------------ ---------------- -------------- ------------- --------------

Total Annual Operating Expenses            1.22%          1.97%           1.97%         1.58%          1.08%

--------------------------------------- ------------ ---------------- -------------- ------------- --------------

Expenses may vary in future years. "Other expenses" include transfer agent fees, custodial expenses, and accounting and legal  expenses the Fund pays. The "Other  Expenses" in the table are based on, among other things,  the fees the
Fund would have paid if the transfer  agent had not waived a portion of its fee under a voluntary  undertaking to the
Fund to limit  these  fees to 0.25% per annum for  Class Y shares  and 0.35% per annum for all other  classes.  After the waiver,  the actual "Other  Expenses" and "Total Annual  Operating  Expenses" as percentages of average daily net assets were 0.35% and 1.06%,  respectively,  for Class Y shares;  expenses  for the other  classes  were not affected during the period shown.

EXAMPLES.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

         The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

------------------------------------ --------------------- -------------------- ------------------ -------------------
If shares are redeemed:                     1 Year               3 Years             5 Years           10 Years1
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------

Class A Shares                               $692                 $940               $1,207              $1,967

------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------

Class B Shares                               $700                 $918               $1,262              $1,924

------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------

Class C Shares                               $300                 $618               $1,062              $2,296

------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------

Class N Shares                               $261                 $499                   $   860         $1,878

------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------

Class Y Shares                                   $110                 $343              $    595         $1,317

------------------------------------ --------------------- -------------------- ------------------ -------------------

------------------------------------ --------------------- -------------------- ------------------ -------------------
If shares are not redeemed:                 1 Year               3 Years             5 Years           10 Years1
------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------

Class A Shares                               $692                 $940               $1,207              $1,967

------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------

Class B Shares                               $200                 $618               $1,062              $1,924

------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------

Class C Shares                               $200                 $618               $1,062              $2,296

------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------

Class N Shares                               $161                 $499                $860               $1,878

------------------------------------ --------------------- -------------------- ------------------ -------------------
------------------------------------ --------------------- -------------------- ------------------ -------------------

Class Y Shares                                   $110             $343                $595               $1,317

------------------------------------ --------------------- -------------------- ------------------ -------------------

In the first example, expenses include the initial sales charge for Class A and the applicable Class B, Class C or
Class N contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include the contingent deferred sales charges. There are no sales charges on Class Y shares.

1.       Class B expenses for years 7 through 10 are based on Class A expenses, since Class B shares automatically convert to Class A 72 months after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES. The allocation of the Fund's portfolio among different investments will vary over time based upon the Manager's evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described below.  To seek growth, the Fund will invest primarily in common stocks and may invest in securities convertible into common stocks as well. To seek current income, the Fund will invest in debt securities such as government and corporate bonds and income-producing stocks.

         The Manager tries to reduce risks by carefully researching securities before they are purchased. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of stock of any one company and by not investing too great a percentage of the Fund's assets in any one issuer.  Also, the Fund does not concentrate 25% or more of its total assets in investments in any one industry.

         However, changes in the overall market prices of securities and the income they pay can occur at any time.
The share prices of the Fund will change daily based on changes in market prices of securities and market conditions and in response to other economic events.

         The Fund is not required to invest any set percentage of its assets for growth or income. The Statement of
Additional Information contains more detailed information about the Fund's investment policies and risks.

Stock Investments. In selecting stocks for their growth potential, the Fund may buy stocks of established companies that are entering a growth cycle in their business, as well as newer companies that may be developing new products or services, expanding into new markets or products or developing new technologies.  Newer growth companies may have smaller market capitalizations and retain more of their earnings for research or development or investment in capital assets and therefore may not pay dividends for some time.  Their stock prices may be more volatile than those of larger, more-established companies.

Debt Securities. The Fund's investments in debt securities include U.S. government securities , foreign government securities, and foreign and domestic corporate bonds and debentures. The debt securities the Fund buys may be rated by nationally recognized rating organizations or they may be unrated securities assigned an equivalent rating by the Manager. The Fund's investments may be above or below investment grade in credit quality.

         The Fund can buy U.S. Treasury securities and securities issued or guaranteed by agencies or instrumentalities of the U.S. government, such as collateralized mortgage obligations (CMOs) and other mortgage-related securities. Mortgage-related securities are subject to additional risks of unanticipated prepayments of the underlying mortgages, which can affect the income stream to the Fund from those securities as well as their values.

         The Fund's foreign debt investments can be denominated in U.S. dollars or in foreign currencies and can include "Brady Bonds." Those are U.S. dollar-denominated debt securities collateralized by zero-coupon U.S.
Treasury securities.  They are typically issued by governments of developing countries and may have volatile prices and greater risks of default.

o        Special Credit Risks of Lower-Grade Securities. The Fund can invest up to 25% of its assets in
              "lower-grade" securities, commonly known as "junk bonds." However, the Fund currently does not intend to invest more than 15% of its assets in lower-grade securities.

               Higher-yielding lower-grade bonds, whether rated or unrated, have greater risks than investment grade securities.  They may be subject to greater market fluctuations and risk of loss of income and principal than investment grade securities. There may be less of a market for them, making it harder to sell them at an acceptable price. There is a relatively greater possibility that the issuer's earnings may be insufficient to make the payments of interest and principal due on the bonds.  These risks mean that the Fund might not achieve the expected income from lower-grade securities and that the Fund's net asset value per share could fall because of declines in the value of these securities.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE?  The Fund's Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Fund can use the investment techniques and strategies described below. The Fund might not always use all of them. These techniques have risks, although some are designed to help reduce overall investment or market risks.

Other Equity Investments. The Fund invests mainly in common stocks issued by domestic or foreign companies that the
Manager believes have appreciation potential. Equity securities include common stocks, preferred stocks and securities convertible into common stock.
The Manager considers some convertible securities to be "equity equivalents" because of the conversion feature and in that case their rating has less impact on the investment decision than in the case of other debt securities.

Zero-Coupon and "Stripped" Securities.  Some of the U.S. government debt securities the Fund buys are zero-coupon bonds that pay no interest and are issued at a substantial discount from their face value. "Stripped" securities are the separate income or principal components of a debt security. Some mortgage related securities may be stripped, with each component having a different proportion of principal or interest payments. One class might receive all the interest and the other all the principal payments.

         Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than interest-bearing securities. The Fund may have to pay out the imputed income on zero coupon securities without receiving the actual cash currently. Interest-only and principal-only securities are particularly sensitive to changes in interest rates.

Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the
Securities Act of 1933. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities (the Board can increase that limit to 15%).  Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Derivative Investments. The Fund can invest in a number of different kinds of "derivative" investments. Options, futures contracts, structured notes and other hedging instruments are "derivative investments" the Fund can use.
In addition to using some derivatives to hedge investment risks, the Fund can use other derivative investments because they offer the potential for increased income and principal value.

         Derivatives have special risks.  If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment.  Markets underlying securities and indices might move in a direction not anticipated by the Manager.  Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives.  As a result of these risks the Fund could realize less principal or income from the investment than expected and its share prices could fall.  Certain derivative investments held by the Fund may be illiquid.

o        "Structured" Notes.  Structured notes are specially-designed debt investments with principal or interest payments that are linked to the value of an index (such as a currency or securities index) or commodity.  The terms of the instrument may be "structured" by the purchaser (the Fund) and the borrower issuing the note.  The values of these notes will fall or rise in response to the changes in the values of the underlying securities or index.  They are subject to credit and interest rate risks.  The Fund could receive more or less than it originally invested when a note matures, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as expected.  The prices of structured notes may be volatile and they may have a limited trading market, making it difficult for the Fund to sell them at an acceptable price.

         o    Hedging.  The Fund can buy and sell futures contracts, put and call options, and forward contracts.
              These are all referred to as "hedging instruments."  The Fund is not required to hedge in seeking its objective. The Fund has limits on its use of hedging instruments and currently does not use them to a significant degree.

              The Fund could hedge for a number of purposes. It might hedge against changes in securities prices, or to establish a position in the securities market as a temporary substitute for purchasing individual securities.  It might hedge against changing interest rates. Forward contracts can be used to try to manage foreign currency risks on the Fund's foreign investments.

              Hedging involves risks. If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the hedge might fail and the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

Portfolio Turnover.  The Fund's investment process may cause the Fund to engage in active and frequent trading.
Therefore, the Fund may engage in short-term trading while trying to achieve its objective.  Portfolio turnover increases brokerage costs the Fund pays (and reduces performance). Additionally, securities trading can cause the
Fund to realize capital gains that       are distributed to shareholders as taxable distributions.

Temporary Defensive and Interim Investments. In times of unstable adverse market or economic conditions, the Fund can invest up to 100% of its assets in temporary investments that are inconsistent with the Fund's principal investment strategies.  These would ordinarily be U. S. government securities, highly-rated commercial paper, bank deposits or repurchase agreements. For cash management purposes, the Fund may hold cash equivalents such as commercial paper, repurchase agreements, Treasury bills and other short-term U.S. government securities. To the extent the Fund invests defensively in these securities, it might not achieve the capital appreciation aspect investment objective.

How the Fund Is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business.  The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has operated as an investment advisor since January 1960.  The Manager and its subsidiaries and affiliates managed more than $120 billion in assets as of December 31, 2001, including other Oppenheimer funds with more than 5 million shareholder accounts.  The Manager is located at 498 Seventh Avenue, New York, New York 10018.

Portfolio Manager.  The portfolio manager of the Fund is Frank Jennings. He is a Vice President of the Fund and of
the Manager. He has been the person principally responsible for the day-to-day management of the Fund's portfolio since October 2, 1995.

Advisory Fees.  Under the investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.80% of the first $250 million of average annual net assets of the Fund, 0.77% of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion,
0.67% of the next $1.5 billion and 0.65% of average annual net assets in excess of $3.5 billion.  The Fund's management fee for the fiscal year ended September 30, 2001, was 0.71% of average annual net assets for each class of shares.

ABOUT YOUR ACCOUNT

How to Buy Shares

HOW DO YOU BUY SHARES? You can buy shares several ways, as described below. The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The
Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.
Buying Shares Through Your Dealer.  You can buy shares through any dealer, broker or                  financial
institution that has a sales agreement with the Distributor. Your dealer will place            your order with the
Distributor on your behalf.

Buying Shares Through the Distributor. Complete an OppenheimerFunds New Account                 Application and
return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail         it to P.O. Box 5270, Denver,
Colorado 80217.  If you don't list a dealer on the application,           the Distributor will act as your agent in
buying the shares.  However, we recommend that             you discuss your investment with a financial advisor
before you make a purchase to be sure          that the Fund is appropriate for you.

o        Paying by Federal Funds Wire.  Shares purchased through the Distributor may be paid for by Federal Funds wire.  The minimum investment is $2,500.  Before sending a wire, call the Distributor's Wire
              Department at 1.800.525.7048 to notify the Distributor of the wire, and to receive further instructions.

o        Buying Shares Through OppenheimerFunds AccountLink.  With AccountLink, you pay for shares by electronic funds transfer from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH) system. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. Please refer to "AccountLink," below for more details.

o        Buying Shares Through Asset Builder Plans.  You may purchase shares of the Fund (and up to four other
              Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink.  Details are in the Asset Builder Application and the
              Statement of Additional Information.

HOW MUCH MUST YOU INVEST?  You can buy Fund shares with a minimum initial investment of $1,000.  You can make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans.
o        With Asset Builder Plans, 403(b) plans, Automatic Exchange Plans and military allotment plans, you can make initial and subsequent investments for as little as $25. You can make additional purchases of at least
              $25 by telephone through AccountLink.
o        Under retirement plans, such as IRAs, pension and profit-sharing plans and 401(k) plans, you can start your account with as little as $250. If your IRA is started under an Asset Builder Plan, the $25 minimum applies. Additional purchases may be as little as $25.
o        The minimum investment requirement does not apply to reinvesting dividends from the Fund or other
              Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask
              your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD?  Shares are sold at their offering price, which is the net asset value per share plus any initial sales charge that applies. The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order and sends it to the
Distributor.

Net Asset Value. The Fund calculates the net asset value of each class of shares determined as of             the
close of The New York Stock Exchange, on each day the Exchange is open for                        trading (referred
to in this Prospectus as a "regular business day"). The Exchange                          normally closes at 4:00
P.M., New York time, but may close earlier on some days. All                  references to time in this Prospectus
mean "New York time."

         The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding.  To determine net asset value, the
         Fund's Board of Trustees has established procedures to value the Fund's securities, in general based on market value.  The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained.  Because foreign securities trade in markets and exchanges that operate on U.S. holidays and weekends, the value of some of the Fund's foreign investments might change significantly on those days, when investors cannot buy or redeem shares.

         If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Fund's Board of Trustees has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security.

The Offering Price. To receive the offering price for a particular day, in most cases the
Distributor or its designated agent must receive your order by the time of day The New                 York Stock
Exchange closes that day.  If your order is received on a day when the                         Exchange is closed
or after it has closed, the order will receive the next offering price                   that is determined after
your  order is received.

Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the
order by the close of  The New York Stock Exchange and transmit it to the Distributor so              that it  is
received before the Distributor's close of business on a regular business day                   (normally 5:00
P.M.) to receive that day's offering price. Otherwise, the order will                         receive the next
offering price that is determined.

---------------------------------------------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares.  If you do not choose a class, your investment will be made in Class A shares.
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Class A Shares.  If you buy Class A shares, you pay an initial sales charge (on investments up to $1 million for regular accounts or $500,000 for certain retirement plans).  The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.

---------------------------------------------------------------------------------------------------------------------
Class B Shares.  If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.  If you sell your shares within six years of buying them, you will normally pay a contingent deferred sales charge.  That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Class C Shares.  If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1%, as described in "How Can You Buy Class C Shares?" below.

Class N Shares.  If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within eighteen (18) months of the retirement plan's first purchase of Class N shares, you may pay a contingent deferred sales charge of 1%, as described in "How Can You Buy Class N  Shares?" below.

Class Y Shares.  Class Y shares are offered only to certain institutional investors that have special agreements with the Distributor.

  WHICH CLASS OF SHARES SHOULD YOU CHOOSE?  Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

         The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different.  The discussion below assumes that you will purchase only one class of shares, and not a combination of shares of different classes. Of course, these examples are based on approximations of the effect of current sales

charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares.  You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment?  While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares.
Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest.  For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N.  For retirement plans that qualify to purchase Class N shares,
Class N shares will generally be more advantageous than Class B and Class C shares.

o        Investing  for the  Shorter  Term.  While  the  Fund is meant to be a  long-term  investment,  if you have a relatively  short-term  investment  horizon (that is, you plan to hold your shares for not more than six years),  you should probably  consider  purchasing Class A or Class C shares rather than Class B shares.
             That is because of the effect of the Class B contingent  deferred  sales charge if you redeem within six years, as well as the effect of the Class B asset-based  sales charge on the investment  return for that class in the short-term.  Class C shares might be the appropriate  choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the
                 contingent   deferred   sales   charge   does  not  apply  to  amounts   you  sell   after   holding
them                  one year.

             However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares.  That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of
             Class A shares.

             And for non-retirement plan investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares.

             For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class
             B shares or $1 million or more of Class C shares from a single investor.

o        Investing for the Longer Term.  If you are investing less than $100,000 for the longer-term, for example for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

Are There Differences in Account Features That Matter to You?  Some account features may          not be available
to Class B, Class C or Class N shareholders. Other features may not be                advisable (because of the
effect of the contingent deferred sales charge) for Class B, Class            C or Class N shareholders. Therefore,
you should carefully review how you plan to use                  your investment account before deciding which
class of shares to buy.

         Additionally, the dividends payable to Class B and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class B, Class C and
         Class N asset-based sales charge described below and in the Statement of Additional Information.  Share certificates are not available for Class B, Class C and Class N shares, and if you are considering using your shares as collateral for a loan, that may be a factor to consider.

How Do Share Classes Affect Payments to Your Broker?  A financial advisor may receive                  different
compensation for selling one class of shares than for selling another class.  It is               important to
remember that Class B, Class C and Class N contingent deferred sales                       charges and  asset-based
sales charges have the same purpose as the front-end sales                       charge on sales of  Class A
shares: to compensate the Distributor for commissions and                  expenses it pays to dealers and
financial institutions for selling shares.  The Distributor                 may pay additional compensation from
its own resources to securities dealers or financial             institutions based  upon the value of shares of
the Fund owned by the dealer or financial               institution for its  own account or for its customers.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS.  Appendix C to the Statement of Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions.  To receive a waiver or special sales charge rate, you must advise the
Distributor when purchasing shares or the Transfer Agent when redeeming shares that the special conditions apply.

HOW CAN YOU BUY CLASS A SHARES?  Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.  However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information.  Out of the amount you invest, the
Fund receives the net asset value to invest for your account.

         The sales charge varies depending on the amount of your purchase.  A portion of the sales charge may be retained by the Distributor or allocated to your dealer as commission. The Distributor reserves the right to reallow the entire commission to dealers. The current sales charge rates and commissions paid to dealers and brokers are as follows:

---------------------------------------------- --------------------- ----------------------- --------------------

                                                 Front-End Sales        Front-End Sales         Commission As
                                                   Charge As a            Charge As a           Percentage of
                                                  Percentage of        Percentage of Net       Offering Price
                                                  Offering Price        Amount Invested

Amount of Purchase

---------------------------------------------- --------------------- ----------------------- --------------------
---------------------------------------------- --------------------- ----------------------- --------------------
Less than $25,000                                     5.75%                  6.10%                  4.75%
---------------------------------------------- --------------------- ----------------------- --------------------
---------------------------------------------- --------------------- ----------------------- --------------------
$25,000 or more but less than $50,000                 5.50%                  5.82%                  4.75%
---------------------------------------------- --------------------- ----------------------- --------------------
---------------------------------------------- --------------------- ----------------------- --------------------
$50,000 or more but less than $100,000                4.75%                  4.99%                  4.00%
---------------------------------------------- --------------------- ----------------------- --------------------
---------------------------------------------- --------------------- ----------------------- --------------------
$100,000 or more but less than $250,000               3.75%                  3.90%                  3.00%
---------------------------------------------- --------------------- ----------------------- --------------------
---------------------------------------------- --------------------- ----------------------- --------------------
$250,000 or more but less than $500,000               2.50%                  2.56%                  2.00%
---------------------------------------------- --------------------- ----------------------- --------------------
---------------------------------------------- --------------------- ----------------------- --------------------
$500,000 or more but less than $1 million             2.00%                  2.04%                  1.60%
---------------------------------------------- --------------------- ----------------------- --------------------

     Class A Contingent Deferred Sales Charge.  There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more, or for certain purchases by particular types of retirement plans that were permitted to purchase such shares prior to March 1,
              2001 ("grandfathered retirement accounts").  Retirement plans are not permitted to make initial purchases of Class A shares subject to a contingent deferred sales charge, except as provided below.
              The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than by grandfathered retirement accounts. For grandfathered retirement accounts, the concession is 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus
              0.25% of purchases over $5 million, calculated on a calendar year basis.  In either case, the concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

              If you redeem any of those shares within an 18 month "holding period" measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.  That sales charge will be equal to 1.0% of the lesser of:

o        the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o        the original net asset value of the redeemed shares.

              The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

     Purchases by Certain Retirement Plans.  There is no initial sales charge on purchases of Class A shares of any one or more Oppenheimer funds by retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor and by retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or recordkeepers which have entered into a special agreement with the
              Distributor.  The Distributor currently pays dealers of record concessions in an amount equal to 0.25%
              of the purchase price of Class A shares by those retirement plans from its own resources at the time of sale, subject to certain exceptions as described in the Statement of Additional Information. There is no contingent deferred sales charge upon the redemption of such shares.

Can You Reduce Class A Sales Charges?  You may be eligible to buy Class A shares at                        reduced
sales charge rates under the Fund's "Right of Accumulation" or a Letter of Intent,             as described in
"Reduced Sales Charges" in the Statement of Additional Information.

HOW CAN YOU BUY CLASS B SHARES?  Class B shares are sold at net asset value per                   share without an
initial sales charge. However, if Class B shares are redeemed within 6                 years of the beginning of
the calendar month of their purchase, a contingent deferred sales            charge will be deducted from the
redemption proceeds. The Class B contingent deferred
           sales charge is paid to compensate the Distributor for its expenses of

providing                              distribution-related services to the Fund in connection with the sale of
Class B shares.

         The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

----------------------------------------------------------------------------------------------------------------

Years Since Beginning of                         Contingent Deferred Sales Charge
Month in Which Purchase                          on Redemptions in That Year
Order Was Accepted                               (as % of amount subject to charge)

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
0-1                                              5.0%
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
1-2                                              4.0%
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
2-3                                              3.0%
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
3-4                                              3.0%
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
4-5                                              2.0%
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
5-6                                              1.0%
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
6 and following                                  None
----------------------------------------------------------------------------------------------------------------

In the table, a "year" is a 12-month period.  In applying the contingent deferred sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares.  Class B shares automatically convert to Class A shares 72 months after you purchase them.  This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed.  When any Class B shares you hold convert, any other Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares.  For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

How Can You Buy Class N Shares? Class N shares are offered only through retirement plans (including IRAs and 403(b)
plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or through group retirement plans (which do not include IRAs and 403(b) plans) that have assets of  $500,000 or more or 100 or more eligible participants.  See "Availability of Class N shares" in the Statement of Additional Information for other circumstances where Class N shares are available for purchase.

              A contingent deferred sales charge of 1.00% will be imposed upon the redemption of        Class N
         shares, if:
o        The group retirement plan is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o        With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

         Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and the special account features applicable to purchasers of those other classes of shares described elsewhere in this prospectus do not apply to
Class N shares offered through a group retirement plan.  Instructions for purchasing, redeeming, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

WHO CAN BUY CLASS Y SHARES?  Class Y shares are sold at net asset value per share without sales charge directly to certain institutional investors that have special agreements with the Distributor for this purpose.  They may include insurance companies, registered investment companies and employee benefit plans.  For example,
Massachusetts Mutual Life Insurance Company, an affiliate of the Manager, may purchase Class Y shares of the Fund and other Oppenheimer funds (as well as Class Y shares of funds advised by MassMutual) for asset allocation programs, investment companies or separate investment accounts it sponsors and offers to its customers.  Individual investors cannot buy Class Y shares directly.

       An institutional investor that buys Class Y shares for its customers' accounts may impose charges on those accounts.  The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares
(other than the time those orders must be received by the Distributor or Transfer Agent in Denver) and the special account features available to purchasers of those other classes of shares described elsewhere in this Prospectus do not apply to Class Y shares.  Instructions for purchasing, redeeming, exchanging or transferring Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares.  The Fund has adopted a Service Plan for Class A shares. It reimburses the
Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.
Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund.  The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold
Class A shares.

Distribution and Service Plans for Class B, Class C and Class N Shares.  The Fund has adopted Distribution and
Service Plans for Class B, Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts.  Under the plans, the Fund pays the
Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the
Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares.  The Distributor also receives a service fee of 0.25% per year under each plan.

         The asset-based sales charge and service fees increase Class B and Class C expenses by up to 1.00% and increase Class N expenses by up to 50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

         The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or Class N shares.  The Distributor pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer.  After the shares have been held for a year, the
Distributor pays the service fees to dealers on a quarterly basis.  The Distributor retains the service fees for accounts for which it renders the required personal services.

         The Distributor currently pays sales concessions of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale.  Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sales of Class B shares is therefore 4.00% of the purchase price, subject to certain exceptions as described in the Statement of Additional Information.  The Distributor
retains the Class B asset-based sales charge.

         The Distributor currently pays sales concessions of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale.  Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.00% of the purchase price, subject to certain exceptions as described in the Statement of Additional Information. The Distributor pays the asset-based sales charge as an ongoing commission to the dealer on Class C shares that have been outstanding for a year or more.

         The Distributor currently pays sales concessions of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale.  Including the advance of the service fee the total amount paid by the Distributor to the dealer at the time of sale of Class N shares is therefore 1.00% of the purchase price, subject to certain exceptions as described in the Statement of Additional Information. The Distributor retains the asset-based sales charge on Class N shares.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an Automated Clearing House (ACH) member. AccountLink lets you:
o        transmit funds electronically to purchase shares by telephone (through a service representative or by
         PhoneLink) or automatically under Asset Builder Plans, or
o        have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.

         You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.852.8457.  The purchase payment will be debited from your bank account.

         AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer
Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the
Transfer Agent signed by all shareholders who own the account.

PHONELINK.  PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone.  PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special
PhoneLink number, 1.800.533.3310.

Purchasing Shares.  You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.533.3310.  You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.

Exchanging Shares.  With the OppenheimerFunds exchange privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.

Selling Shares.  You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account.  Please refer to "How to Sell Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX?  You may send requests for certain types of account transactions to the
Transfer Agent by fax (telecopier).  Please call 1.800.525.7048 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE.  You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at HTTP://WWW.OPPENHEIMERFUNDS.COM. Additionally, shareholders listed in the
                                          -------------------------------
account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user
I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at 1.800.525.7048.  At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS.  The Fund has several plans that enable you to sell shares automatically or exchange them to another OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

REINVESTMENT PRIVILEGE.  If you redeem some or all of your Class A or Class B shares of the Fund, you have up to 6 months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge.  This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them.  This privilege does not apply to Class C, Class N or Class Y shares.  You must be sure to ask the
Distributor for this privilege when you send your payment.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The
Distributor also offers a number of different retirement plans that can be used by individuals and employers:

Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs, SIMPLE IRAs, rollover IRAs and
Education IRAs.

SEP-IRAs.  These are Simplified Employee Pensions Plan IRAs for small business owners or self-employed individuals.

403(b)(7) Custodial Plans.   These are tax deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.

401(k) Plans.  These are special retirement plans for businesses.

Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.

         Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

         You can sell (redeem) some or all of your shares on any regular business day.  Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent.  The Fund lets you sell your shares by writing a letter or by telephone.  You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.525.7048, for assistance.

         The Fund  assesses  a 2% fee on the  proceeds  of Fund  shares  that are  redeemed  (either  by  selling  or exchanging to another  Oppenheimer  fund) within 30 days of their  purchase.  The redemption fee is paid to the Fund, and is  intended  to offset the  trading  costs,  market  impact and other costs  associated  with  short-term  money movements  in and out of the Fund.  The  redemption  fee is imposed to the extent  that Fund shares  redeemed  exceed
Fund shares that have been held more than 30 days.  For shares of the Fund acquired by exchange,  the holding  period prior to the exchange will not be considered in determining whether to apply the redemption fee.

         The redemption fee is not imposed on shares:  (1) held in certain  omnibus  accounts,  including  retirement plans  qualified  under Sections  401(a) or 401(k) of the Internal  Revenue Code,  Section  403(b)(7)  custodial plan accounts,  or plans  administered  as college  savings  programs under Section 529 of the Internal  Revenue Code, (2)
redeemed  under  automatic  withdrawal  plans or pursuant to automatic  re-balancing  in  OppenheimerFunds  Portfolio
Builder  accounts,  (3) redeemed due to death or  disability  of the  shareholder,  or (4) redeemed from accounts for which the dealer,  broker or financial  institution of record has entered into an agreement with the  Distributor for this purpose.

Certain Requests Require a Signature Guarantee.  To protect you and the Fund from fraud,            the following
redemption requests must be in writing and must include a signature guarantee          (although there may be other
situations that also require a signature guarantee):

         o You wish to redeem more than $100,000 or more and receive a check
o        The redemption check is not payable to all shareholders listed on the account      statement
         o    The redemption check is not sent to the address of record on your account statement
         o    Shares are being transferred to a Fund account with a different owner or name
         o    Shares are being redeemed by someone (such as an Executor) other than the owners

Where Can You Have Your Signature Guaranteed?  The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
         o    a U.S. bank, trust company, credit union or savings association,
         o    a foreign bank that has a U.S. correspondent bank,
         o    a U.S. registered dealer or broker in securities, municipal securities or government securities, or
         o    a U.S. national securities exchange, a registered securities association or a clearing agency.
         If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts.  There are special procedures to sell shares in
an                                           OppenheimerFunds retirement plan account. Call the Transfer Agent for
a distribution                   request form. Special income tax withholding requirements apply to distributions
from                 retirement plans. You must submit a withholding form with your redemption request
to                avoid delay in getting your money and if you do not want tax withheld. If your
employer              holds your retirement plan account for you in the name of the plan, you must ask the
plan             trustee or administrator to request the sale of the Fund shares in your plan account.

HOW DO YOU SELL SHARES BY MAIL?   Write a letter of instructions that includes:
o        Your name
o        The Fund's name
o        Your Fund account number (from your account statement)
o        The dollar amount or number of shares to be redeemed
o        Any special payment instructions
o        Any share certificates for the shares you are selling
o        The signatures of all registered owners exactly as the account is registered, and
o        Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for requests by mail:      Send courier or express mail requests to:
OppenheimerFunds Services                            OppenheimerFunds Services
P.O. Box 5270                                                 10200 E. Girard Avenue, Building D
Denver, Colorado 80217-5270                          Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE?  You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular business day, your call must be received by the Transfer Agent by the close of The
New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days.  You may not redeem shares held in an OppenheimerFunds retirement plan account or under a share certificate by telephone.
         o To redeem shares through a service representative, call 1.800.852.8457
         o To redeem shares automatically on PhoneLink, call 1.800.533.3310

         Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?

Telephone Redemptions Paid by Check.  Up to $100,000 may be redeemed by telephone in any 7-day period.  The check must be payable to all owners of record of the shares and must be sent to the address on the account statement.
This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink.  Normally the ACH transfer to your bank is initiated on the business day after the redemption.  You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers.  Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS.  If you purchase shares subject to a Class A, Class B,
Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds
(unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix C to the
Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request).  With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if:

o        The retirement plan (not including IRAs and 403(b) plans) is terminated or Class N shares of all
              Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or,

o        With respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

         A contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value.  A contingent deferred sales charge is not imposed on:

         o    the amount of your account value represented by an increase in net asset value over the initial purchase price,
         o    shares purchased by the reinvestment of dividends or capital gains distributions, or
         o shares redeemed in the special circumstances described in Appendix C to the Statement of Additional
              Information.

         To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
         1. shares acquired by reinvestment of dividends and capital gains distributions,
                           2. shares held for the holding period that applies to the class, and
         3. shares held the longest during the holding period.

         Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other
Oppenheimer funds.  However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire.  Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

         Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge.  Shares of the Fund can be purchased by exchange of shares of other
Oppenheimer funds on the same basis. To exchange shares, you must meet several conditions:
o        Shares of the fund selected for exchange must be available for sale in your state of residence.
         o   The prospectuses of both Funds must offer the exchange privilege.
o        You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them. After the account is open 7 days, you can exchange shares every regular business day.
o        You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
o        Before exchanging into a fund, you must obtain and read its prospectus.

         Shares of a particular class of the Fund may be exchanged only for shares of the same class in  the other
Oppenheimer funds.  For example, you can exchange Class A shares of this Fund only for Class A shares of another fund.  In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the Statement of Additional Information for
more details.

         You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional
Information or obtain one by calling a service representative at 1.800.525.7048.  That list can change from time to time.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written Exchange Requests.  Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account.
Send it to the Transfer Agent at the address on the Back Cover.  Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.

Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative at
1.800.852.8457, or by using PhoneLink for automated exchanges by calling 1.800.533.3310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address.  Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:

o        Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days.  However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by the same-day exchange.
       o     The interests of the Fund's  long-term  shareholders  and its ability to manage its  investments  may be adversely  affected  when its shares are  repeatedly  bought and sold in response to  short-term  market fluctuations--also  known as "market timing." When large dollar amounts are involved,  the Fund may have difficulty  implementing  long-term  investment  strategies,  because it cannot predict how much cash it will  have  to  invest.  Market  timing  also  may  force  the  Fund  to sell  portfolio  securities  at disadvantageous  times to raise the cash needed to buy a market  timer's Fund shares.  These factors may hurt the Fund's performance and its shareholders.  When the Manager believes frequent trading would have a  disruptive  effect on the Fund's  ability to manage its  investments,  the  Manager  and the Fund may reject  purchase  orders and  exchanges  into the Fund by any person,  group or account that the Manager believes to be a market timer.

o        The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund will provide you notice whenever it is required to do so by applicable law, but it may impose changes at any time for emergency purposes.
o        If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

o        The Fund assesses a 2% fee on the proceeds of Fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase.  Further details are set forth following the first paragraph under "How to Sell Shares" on page 24.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.

The offering of shares may be suspended during any period in which the determination of net            asset value
is suspended, and the offering may be suspended by the Board of Trustees at any         time the Board believes it
is in the Fund's best interest to do so.

Telephone transaction privileges for purchases, redemptions or exchanges may be modified,             suspended or
terminated by the Fund at any time.  The Fund will provide you notice                      whenever it is required
to do so by applicable law. If an account has more than one owner,           the Fund and the Transfer Agent may
rely on the instructions of any one owner. Telephone           privileges apply to each owner of the account and
the dealer representative of record for the          account unless the Transfer Agent receives cancellation
instructions from an owner of the            account.

The Transfer Agent will record any telephone calls to verify data concerning transactions and          has adopted
other procedures  to confirm that telephone instructions are genuine, by                      requiring callers to
provide tax identification numbers and other account data or by using             PINs, and by confirming such
transactions in writing. The Transfer Agent and the Fund will          not be liable for losses or expenses arising
out of telephone instructions where reasonably            believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all            required
documents in proper form.  From time to time, the Transfer Agent in its                      discretion may waive
certain of the requirements for redemptions stated in this Prospectus.

Dealers that can perform account transactions for their clients by participating in
NETWORKING through the National Securities Clearing Corporation are responsible for           obtaining their
clients' permission to perform those transactions, and are responsible to                 their clients who are
shareholders of the Fund if the dealer performs any transaction                      erroneously or improperly.

The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares.  The redemption value of your shares may be more or less than their original cost.

Payment for redeemed shares ordinarily is made in cash. It is forwarded by check or by AccountLink (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form.
However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.  For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared.  That delay may be as much as 10 days from the date the shares were purchased.  That delay may be avoided if
you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio.

"Backup withholding" of Federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or Employer
Identification Number when you sign your application, or if you under-report your income to the Internal Revenue
Service.

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records.  The consolidation of these mailings, called householding, benefits the
Fund through reduced mailing expense.

         If you want to receive multiple copies of these materials, you may call the Transfer Agent at
1.800.525.7048.  You may also notify the Transfer Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing 30 days after the Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare dividends separately for each class of shares from net investment income annually and to pay dividends to shareholders in December on a date selected by the Board of Trustees. Dividends and distributions paid on Class A and Class Y shares will generally be higher than dividends on Class B, Class C and Class N shares, which normally have higher expenses than Class A and Class Y.  The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

CAPITAL GAINS.  The Fund may realize capital gains on the sale of portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS?  When you open your account, specify on your application how you want to receive your dividends and distributions.  You have four options:

Reinvest All Distributions in the Fund.  You can elect to reinvest all dividends and capital                  gains
distributions in additional shares of the Fund.

Reinvest Dividends or Capital Gains.  You can elect to reinvest some distributions (dividends,           short-term
capital gains or long-term capital gains distributions) in the Fund while                        receiving the
other types of distributions by check or having them sent to your bank                      account through
AccountLink.

Receive All Distributions in Cash.  You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.

Reinvest Your Distributions in Another OppenheimerFunds Account.  You can reinvest all              distributions
in the same class of shares of another OppenheimerFunds account you have              established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income.  Long-term capital gains are taxable as long-term capital gains when distributed to shareholders.  It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

         If more than 50% of the Fund's assets are invested in foreign securities at the end of any fiscal year, the
Fund may elect under the Internal Revenue Code to permit shareholders to take a credit or deduction on their federal income tax returns for foreign taxes paid by the Fund.

         Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

Avoid "Buying a Distribution."  If you buy shares on or just before the ex-dividend date or just
before the Fund declares a capital gain distribution, you will pay the full price for the                    shares
and then receive a portion of the price back as a taxable dividend or capital gain.

Remember, There May be Taxes on Transactions.  Because the Fund's share price fluctuates,              you may have
a capital gain or loss when you sell or exchange your shares.  A capital                   gain or loss is the
difference between the price you paid for the shares and the price you                received when you sold them.
Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur.  In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders.  If that occurs, it will be identified in notices to shareholders.

         This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past 5 fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of
Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A      YEAR ENDED SEPTEMBER 30,                     2001            2000       1999         1998          1997
=========================================================================================================================

PER SHARE OPERATING DATA

 Net asset value, beginning of period                  $ 30.02         $ 23.37    $ 16.03      $ 19.36       $ 15.62
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                     .08(1)          .11        .41          .29           .40
 Net realized and unrealized gain (loss)                (11.28)(1)        8.19       9.64        (1.90)         5.12
                                                       ------------------------------------------------------------------
 Total income (loss) from
 investment operations                                  (11.20)           8.30      10.05        (1.61)         5.52
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                     (.05)           (.33)      (.15)        (.63)         (.40)
 Dividends in excess of net investment income               --              --         --         (.02)           --
 Distributions from net realized gain                     (.81)          (1.32)     (2.56)       (1.07)        (1.38)
                                                       ------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                          (.86)          (1.65)     (2.71)       (1.72)        (1.78)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                         $17.96          $30.02     $23.37       $16.03        $19.36
                                                       ==================================================================

=========================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                    (38.30)%         36.54%     70.06%       (8.77)%       38.83%

=========================================================================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)           $1,061,527      $1,566,609   $482,481     $212,765      $181,716
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $1,444,832      $1,159,085   $309,772     $216,009      $141,582
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                    0.38%(1)        0.72%      2.51%        1.62%         2.47%
 Expenses                                                 1.22%           1.20%      1.33%        1.36%(4)      1.43%(4)
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                    53%             48%        98%         117%           91%

1. Without the adoption of the change in amortization method as discussed in
Note 1 in the Notes to Financial Statements, these amounts would have been:

Net investment income                    Change less than $0.005
Net realized and unrealized gain(loss)   Change less than $0.005
Net investment income ratio              Change less than 0.005%

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.
Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3. Annualized for periods of less than one full year.

4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

CLASS B    YEAR ENDED SEPTEMBER 30,                      2001              2000         1999       1998          1997
========================================================================================================================

 PER SHARE OPERATING DATA

 Net asset value, beginning of period                  $ 29.59          $ 23.15      $ 15.95    $ 19.27       $ 15.57
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                             (.08)(1)         (.02)         .29        .23           .30
 Net realized and unrealized gain (loss)                (11.10)(1)         8.02         9.55      (1.96)         5.06
                                                      -------------------------------------------------------------------
 Total income (loss) from
 investment operations                                  (11.18)            8.00         9.84      (1.73)         5.36
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                       --             (.24)        (.08)      (.51)         (.28)
 Dividends in excess of net investment income               --               --           --       (.01)           --
 Distributions from net realized gain                     (.81)           (1.32)       (2.56)     (1.07)        (1.38)
                                                      -------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                          (.81)           (1.56)       (2.64)     (1.59)        (1.66)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                         $17.60           $29.59       $23.15     $15.95        $19.27
                                                      -------------------------------------------------------------------

=========================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                    (38.74)%          35.48%       68.80%     (9.42)%       37.69%

=========================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in thousands)             $674,707       $1,013,614     $235,032    $81,866       $37,071
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                    $922,355       $  711,304     $134,974    $63,012       $17,474
                                                      -------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                            (0.37)%(1)       (0.05)%       1.76%      1.42%         1.77%
 Expenses                                                 1.97%            1.97%        2.08%      2.11%(4)      2.15%(4)
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                    53%              48%          98%       117%           91%

1. Without the adoption of the change in amortization method as discussed in
Note 1 in the Notes to Financial Statements, these amounts would have been:

Net investment income                  Change less than $0.005
Net realized and unrealized gain(loss) Change less than $0.005
Net investment income ratio            Change less than 0.005%

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.
Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3. Annualized for periods of less than one full year.

4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

FINANCIAL HIGHLIGHTS  CONTINUED
--------------------------------------------------------------------------------

 CLASS C    YEAR ENDED SEPTEMBER 30,                          2001          2000       1999     1998       1997
====================================================================================================================

 PER SHARE OPERATING DATA

 Net asset value, beginning of period                       $ 29.61      $ 23.15    $ 15.95 $   19.26    $ 15.55
--------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                  (.09)(1)     (.07)       .29       .17        .28
 Net realized and unrealized gain (loss)                     (11.10)(1)     8.07       9.55     (1.91)      5.08
                                                      --------------------------------------------------------------
 Total income (loss) from
 investment operations                                       (11.19)        8.00       9.84     (1.74)      5.36
--------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                            --         (.22)      (.08)     (.48)      (.27)
 Dividends in excess of net investment income                    --           --         --      (.02)        --
 Distributions from net realized gain                          (.81)       (1.32)     (2.56)    (1.07)     (1.38)
                                                      --------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                               (.81)       (1.54)     (2.64)    (1.57)     (1.65)
--------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $17.61       $29.61     $23.15    $15.95     $19.26
                                                      --------------------------------------------------------------

====================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                         (38.75)%      35.49%     68.79%    (9.43)%    37.74%

====================================================================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)                  $318,082     $494,774   $157,362   $70,822    $56,278
--------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                         $446,283     $377,158   $104,560   $65,502    $43,338

 Ratios to average net assets:(3)
 Net investment income (loss)                                 (0.36)%(1)   (0.05)%     1.76%     0.86%      1.71%
 Expenses                                                      1.97%        1.98%      2.08%     2.12%(4)   2.18%(4)
--------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                         53%          48%        98%      117%        91%

1. Without the adoption of the change in amortization method as discussed in
Note 1 in the Notes to Financial Statements, these amounts would have been:

Net investment income                    Change less than $0.005
Net realized and unrealized gain(loss)   Change less than $0.005
Net investment income ratio              Change less than  0.005%

2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.
Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

3. Annualized for periods of less than one full year.

4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

                                                              CLASS N                CLASS Y
                                                               PERIOD                 PERIOD
                                                                ENDED                  ENDED
                                                         SEPTEMBER 30,          SEPTEMBER 30,
                                                               2001(1)                2001(2)
===============================================================================================================

 PER SHARE OPERATING DATA

 Net asset value, beginning of period                         $ 25.19                $ 28.40
---------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                             (.06)(3)               (.05)(3)
 Net realized and unrealized gain (loss)                        (7.19)(3)             (10.36)(3)
                                                            ---------------------------------------------------
 Total income (loss) from
 investment operations                                          (7.25)                (10.41)
---------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                              --                     --
 Dividends in excess of net investment income                      --                     --
 Distributions from net realized gain                              --                     --
                                                            ---------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                                   --                     --
---------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                $17.94                 $17.99
                                                            ===================================================

===============================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(4)                           (28.78)%               (36.66)%

===============================================================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)                      $1,704                 $4,215
---------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                              $ 407                 $1,240
---------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(5)
 Net investment loss                                            (2.44)%(3)             (1.52)%(3)
 Expenses                                                        1.58%                  1.08%
 Expenses, net of voluntary waiver of transfer agent fees        N/A                    1.06%
---------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                           53%                    53%

1. For the period from March 1, 2001 (inception of offering) to September 30,
2001.

2. For the period from February 1, 2001 (inception of offering) to September
30, 2001.

3. Without the adoption of the change in amortization method as discussed in
Note 1 in the Notes to Financial Statements, these amounts would have been:

Net investment income                    Change less than $0.005
Net realized and unrealized gain(loss)   Change less than $0.005
Net investment income ratio              Change less than 0.005%

4. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.Total returns are not annualized for periods of less than one full year.

5. Annualized for periods of less than one full year.

FOR MORE INFORMATION ON
OPPENHEIMER GLOBAL GROWTH & INCOME FUND

The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION
This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS
Additional information about the Fund's investments and performance is available in the Fund's Annual and
Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

----------------------------------------------------------------------------------------------------------------

How to Get More Information

----------------------------------------------------------------------------------------------------------------

You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

By Telephone:
Call OppenheimerFunds Services toll-free:
1.800.525.7048
By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270
On the Internet:
You can send us a request by e-mail or read or download documents on the OppenheimerFunds website:
HTTP://WWW.OPPENHEIMERFUNDS.COM
-------------------------------
You can also obtain copies of the Statement of Additional Information and other Fund documents and reports by visiting the SEC's Public Reference Room in Washington, D.C. (Phone 1.202.942.8090) or the EDGAR database on the SEC's Internet website at HTTP://WWW.SEC.GOV. Copies may be obtained after payment of a duplicating fee by
                              ------------------
electronic request at the SEC's e-mail address: PUBLICINFO@SEC.GOV or by writing to the SEC's Public Reference
                                                ------------------
Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the
Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the
Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:
OppenheimerFunds Distributor, Inc.
The Fund's SEC File No.: 811-6001
PR0215.001.0102  Printed on recycled paper.

                                              Appendix to Prospectus of
                                       Oppenheimer Global Growth & Income Fund

         Graphic material included in the Prospectus of Oppenheimer Global Growth & Income (the "Fund") under the heading: "Annual Total Return (Class A) (% as of 12/31 each year)":

         A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the ten most recent calendar years, without deducting sales charges. Set forth below is the relevant data point that will appear on the bar chart:

------------------------------------------------------------- -----------------------------------------------------------
Year Ended                                                    Annual Total Return
----------                                                    -------------------
------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------
12/31/92                                                      -6.18%
------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------
12/31/93                                                      39.49%
------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------
12/31/94                                                      -4.70%
------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------
12/31/95                                                      17.37%
------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------
12/31/96                                                      15.32%
------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------
12/31/97                                                      28.25%
------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------
12/31/98                                                      12.83%
------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------
12/31/99                                                      86.57%
------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------
12/31/00                                                      -4.22%
------------------------------------------------------------- -----------------------------------------------------------
------------------------------------------------------------- -----------------------------------------------------------

12/31/01                                                      -16.32%

------------------------------------------------------------- -----------------------------------------------------------